Related party transactions (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Related Party Transactions

The net income/(expenses) with Seadrill Partners for the six months ended June 30, 2018 and 2017 were as follows:

(In US$ millions)	Six Months Ended June 30,
	2018	2017
Management fees charged to Seadrill Partners - Other revenues (a) and (b)	35	37
Rig operating expenses charged to Seadrill Partners - Other revenues (c)	1	13
Contingent consideration realized (d)	7	11
Interest recognized on deferred consideration receivable (d)	2	2
Insurance premiums charged to Seadrill Partners (e)	5	5
Rig operating costs charged by Seadrill Partners (f)	(1)	(2)
Bareboat charter arrangements (g)	—	3
Interest expenses charged to Seadrill Partners (h)	—	5
Related party inventory purchases	(3)	(2)
Derivatives recharged to Seadrill Partners (i)	—	1

Net related party income from Seadrill Partners	46	73

Receivables/(payables) with Seadrill Partners and its subsidiaries as at June 30, 2018 and December 31, 2017 consisted of the following:

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Rig financing and loan agreements (j)	—	25
Deferred consideration receivable (d)	41	52
Other receivables (k)	148	157
Other payables (k)	(7)	(24)

The following is a summary of the related party agreements with Seadrill Partners:

(a, b) Management, administrative, and technical service agreements

Income recognized under the management, administrative and technical service agreements for the six months ended June 30, 2018 were a total of $35 million (six months ended June 30, 2017: income of $37 million).

(c) Rig operating costs charged to Seadrill Partners

Seadrill has charged to Seadrill Partners certain rig operating costs in relation to costs incurred on behalf of the West Polaris operating in Angola in 2017. In 2018, the West Polaris was mobilized to Spain and therefore not subject to any further operating costs from Angola. The total other revenues earned for the six months ended June 30, 2018 were $1 million (six months ended June 30, 2017: $13 million).

(d) Deferred consideration receivable

From the disposal of the West Vela and West Polaris to Seadrill Partners in November 2014 and June 2015 respectively, we recognized deferred consideration which as at June 30, 2018 the total outstanding balance in relation to these receivables was $41 million (December 31, 2017: $52 million). Refer to Note 8—Loss on disposals and contingent consideration for more information.

(e) Insurance premiums

We negotiate insurance for drilling units on a centralized basis. The total insurance premiums related to Seadrill Partners drilling units charged to Seadrill Partners for the six months ended June 30, 2018 were $5 million (six months ended June 30, 2017: $5 million).

(f) Rig operating costs charged by Seadrill Partners

Seadrill Partners has charged to Seadrill, through its Nigerian service company, certain services, including the provision of onshore and offshore personnel, which was provided for the West Jupiter drilling rig operating in Nigeria. The total rig operating expenses incurred for the six months ended June 30, 2018 were $1 million (six months ended June 30, 2017: $2 million).

(g) Bareboat charter arrangements

In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Partners, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd S.A.R.L., the owner of the West Aquarius and a wholly-owned subsidiary of Seadrill Partners, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd S.A.R.L. and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. The net effect to Seadrill of the bareboat charters for the six months ended June 30, 2018 was net revenue of nil (six months ended June 30, 2017: net revenue of $3 million). The contract was terminated effective April 19, 2017 on completion of the rig’s contract with Hibernia Management.

(h) Interest expenses

The total interest income charged to Seadrill Partners for the related party loan arrangements outlined below for the six months ended June 30, 2018 was nil (six months ended June 30, 2017: $5 million). Refer to the sections below for details on the financing agreements.

(i) Derivative interest rate swap agreements

We previously held interest rate swap agreements with Seadrill Partners on a back to back basis with certain of its own interest rate swap agreements. On commencement of Chapter 11 proceedings the derivative position held by Seadrill was cancelled and held at the claimed value by the derivative counterparty. This resulted in no further recharged gains or losses on derivatives after September 12, 2017. The total net derivative gains and losses charged to Seadrill Partners for the six months ended June 30, 2018 was nil (six months ended June 30, 2017: gain of $1 million).

(j) Rig financing agreements

The West Vencedor loan agreement between us and Seadrill Partners was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $70 million. On April 14, 2015 the loan agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor loan agreement bears a margin of 2.3%, a guarantee fee of 1.4% and a balloon payment of $21 million due at maturity in June 2018. The loan was repaid in full during the period ended June 30, 2018 (December 31, 2017: $25 million).

(k) Receivables and Payables

Receivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.

SeaMex Limited [Member]
Schedule of Related Party Transactions

Receivables/(payables) with SeaMex joint venture as at June 30, 2018 consisted of the following:

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Seller’s credit	250	250
$45 million loan facility	45	45
Interest on long-term funding and seller’s credit	62	50
Other receivables	39	32
Other payables	(1)	(3)

Ship Finance International Ltd VIEs [Member]
Schedule of Related Party Transactions

During the six month periods ended June 30, 2018 and 2017, we incurred the following lease costs on units leased back from Ship Finance subsidiaries:

	Six Months Ended June 30,
	2018	2017
West Hercules	20	28
West Taurus	18	25
West Linus	30	41

Total	68	94